Trade receivables (Details 3)		Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Percentage of impairment losses on trade receivables recorded for the customers who went judicial recovery	[1]	100.00%	100.00%

[1]	On December 31, 2022 the Company’s Management recorded R$15 million in provision for expected credit loss relating to the entirely of Vasta’s receivable for products in inventory of a large retail company in judicial recovery. The Company did not identify customers in judicial recovery as of December 31, 2021.